Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefits [Abstract]
PENSION AND OTHER POSTRETIREMENT BENEFITS

NOTE 6. PENSION AND OTHER POSTRETIREMENT BENEFITS

Defined Benefit Plans

The Company sponsors a number of defined benefit plans covering eligible U.S. employees and employees in certain other countries. The Company makes contributions to these plans that are sufficient to meet the minimum funding requirements of applicable laws and regulations, plus additional amounts, if any, that management determines to be appropriate. Benefits payable to employees are based primarily on years of service and their compensation during their employment with the Company. Certain benefits provided by one of the Company’s U.S. defined benefit plans may be paid, in part, from an employee stock ownership plan. While the Company has not expressed any intent to terminate these plans, the Company may do so at any time, subject to applicable laws and regulations.

The Company is also obligated to pay unfunded termination indemnity benefits to certain employees outside of the U.S. These benefits are subject to applicable agreements, local laws and regulations. The Company has not incurred significant costs related to performance under these types of arrangements and their associated liabilities are not included in the disclosures below.

Effective December 31, 2011, benefits for the Company’s U.K. defined benefit plan were frozen. Benefits under these plans stopped accruing; however, pension benefits accrued through December 31, 2011 were preserved and will be paid out (for employees fully vested at the time of retirement or other qualified event) under the terms of the plan. No curtailment loss was incurred by the Company in connection with the freezing of this plan.

Effective December 31, 2010, benefits for three of the Company’s U.S. defined benefit plans — the Avery Dennison Pension Plan (“ADPP”), the Benefit Restoration Plan (“BRP”), and the Supplemental Executive Retirement Plan (“SERP”) — were frozen. Benefits under these plans stopped accruing; however, pension benefits accrued through December 31, 2010 were preserved and will be paid out (for employees fully vested at the time of retirement or other qualified event) under the terms of their respective plans. As a result of freezing the ADPP and BRP, the Company recognized a curtailment loss of $2.4 million in 2010, recorded in “Other expense, net” in the Consolidated Statements of Operations. No curtailment gain or loss was recognized from freezing the SERP, as future service continues to impact the plan’s benefits and the determination of the value is not known until retirement of the participants. In connection with the freezing of the SERP, the Company granted an aggregate of approximately .2 million of stock options to the active SERP participants, which resulted in approximately $2.2 million of pretax stock-based compensation expense in the fourth quarter of 2010. This expense reflected the immediate recognition of compensation cost associated with those stock options granted to employees who are retirement eligible, as defined in the Company’s stock option and incentive plan. Refer to Note 9, “Shareholders’ Equity and Stock-based Compensation.”

Plan Assets

Assets of the Company’s ADPP are invested in a diversified portfolio that consists primarily of equity and fixed income securities. Furthermore, equity investments are diversified across U.S. and non-U.S. stocks, including growth, value, and both small and large capitalization stocks. The Company’s target plan asset investment allocation in the U.S. is 65% in equity securities and 35% in fixed income securities and cash, subject to periodic fluctuations in these respective asset classes. The investment objective of the plans is to maximize the total rate of return (income and appreciation) within the limits of prudent risk-taking and Section 404 of the Employee Retirement Income Security Act of 1974, as amended. The plans are diversified across asset classes, striving to achieve an optimal balance between risk and return and between income and capital appreciation. Because many of the pension liabilities are long-term, the investment horizon is also long-term, but the investment plan must also ensure adequate near-term liquidity to meet benefit payments.

Assets of the Company’s international plans are invested in accordance with local accepted practices and include equity securities, fixed income securities, insurance contracts and cash. Asset allocations and investments vary by country and plan. The Company’s target plan asset investment allocation for its international plans combined is 41% in equity securities, 45% in fixed income securities and cash, and 14% in insurance contracts and other investments, subject to periodic fluctuations in these respective asset classes.

The weighted-average asset allocations for the Company’s defined benefit pension plans at end of year 2011 and 2010, by asset category, were as follows:

	2011		2010

	U.S.	Int’l	U.S.	Int’l

Equity securities	64%	35%	70%	47%
Fixed income securities and cash	36	52	30	43
Insurance contracts and other investments	–	13	–	10
Total	100%	100%	100%	100%

Fair Value Measurements

The following is a description of the valuation methodologies used for assets measured at fair value:

Cash is valued at nominal value. Money market funds are valued at a net asset value (“NAV”). Mutual funds are valued at fair value as determined by quoted market prices, based upon the NAV of shares held by the plans at year end. Pooled funds, which include real estate pooled funds and multi-asset common trust funds, are comprised of shares or units in funds that are not publicly traded and are valued at net unit value, as determined by the fund’s trustees based on the underlying securities in the trust. Equities are valued at the closing price reported on the active market on which the individual securities are traded. Real estate investment trusts are valued based on quoted prices in active markets. Debt securities consist primarily of treasury securities and corporate bonds, which are valued using bid prices; observable market inputs to determine these prices include reportable trades, benchmark yields, credit spreads, broker/dealer quotes, bids and offers. Insurance contracts are valued at book value, which approximates fair value and is calculated using the prior year balance plus or minus investment returns and changes in cash flows.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth, by level within the fair value hierarchy, the U.S. plans’ assets at fair value as of year end 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$.1	$.1	$–	$–
Fixed income securities
Treasury securities	94.9	94.9	–	–
Money market funds	18.0	–	18.0	–
Pooled funds — U.S. bonds	60.6	–	60.6	–
Agency securities	4.8	–	4.8	–
Corporate debt securities	20.4	–	20.4	–
Asset-backed securities	9.8	–	9.8	–
Government debt securities	3.2	–	3.2	–
Total fixed income securities	211.7	94.9	116.8	–
Equity securities
Equities — U.S. growth	33.7	33.7	–	–
Equities — U.S. value	80.8	80.8	–	–
Equities — international	16.7	16.7	–	–
Mutual fund — international	11.2	11.2	–	–
Pooled funds — U.S. equities	192.3	–	192.3	–
Pooled funds — international	13.8	–	13.8	–
Total equity securities	348.5	142.4	206.1	–
Total U.S. plan assets at fair value	$560.3	$237.4	$322.9	$–
Other payables(1)	(9.1)
Total U.S. plan assets	$551.2

(1)	Included accrued receivables and pending broker settlements at year end 2011.

The following table sets forth, by level within the fair value hierarchy, the international plans’ assets at fair value as of year end 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$11.7	$11.7	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds — European bonds	211.9	–	211.9	–
Pooled funds — Global bonds	8.4	–	8.4	–
Total fixed income securities	220.6	.3	220.3	–
Equity securities
Pooled funds — global	55.7	–	55.7	–
Pooled funds — European region	42.2	–	42.2	–
Pooled funds — Asia Pacific region	10.4	–	10.4	–
Pooled funds — U.S.	9.9	–	9.9	–
Pooled funds — emerging markets	14.7	–	14.7	–
Pooled funds — real estate investment trusts	20.5	–	20.5	–
Total equity securities	153.4	–	153.4	–
Other investments
Pooled funds — other	28.7	–	28.7	–
Insurance contracts	26.5	–	–	26.5
Total other investments	55.2	–	28.7	26.5
Total international plan assets at fair value	$440.9	$12.0	$402.4	$26.5
Other assets(1)	.4
Total international plan assets	$441.3

(1)	Included accrued receivables and pending broker settlements at year end 2011.

The following table presents a reconciliation of Level 3 assets held during the year ended December 31, 2011:

Level 3 assets

(In millions)	Insurance Contracts

Balance at January 1, 2011	$27.3
Net realized and unrealized gain	.7
Purchases	3.5
Settlements	(3.4)
Transfer to assets held for sale	(1.6)
Impact of changes in foreign currency exchange rates	–
Balance at December 31, 2011	$26.5

The following table sets forth, by level within the fair value hierarchy, the U.S. plans’ assets at fair value as of year end 2010:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$.2	$.2	$–	$–
Fixed income securities
Money market funds	56.3	–	56.3	–
Pooled funds — U.S. bonds	109.3	–	109.3	–
Total fixed income securities	165.6	–	165.6	–
Equity securities
Equities — U.S. growth	84.1	84.1	–	–
Equities — U.S. value	83.1	83.1	–	–
Equities — international	19.0	19.0	–	–
Mutual fund — international	12.7	12.7	–	–
Pooled funds — U.S. equities	140.4	–	140.4	–
Pooled funds — international	34.6	–	34.6	–
Total equity securities	373.9	198.9	175.0	–
Total U.S. plan assets at fair value	$539.7	$199.1	$340.6	$–
Other assets(1)	.3
Total U.S. plan assets	$540.0

(1)	Included accrued receivables and pending broker settlements at year end 2010.

The following table sets forth, by level within the fair value hierarchy, the international plans’ assets at fair value as of year end 2010:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$4.1	$4.1	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds — European bonds	179.4	–	179.4	–
Total fixed income securities	179.7	.3	179.4	–
Equity securities
Pooled funds — global	79.3	–	79.3	–
Pooled funds — European region	63.8	–	63.8	–
Pooled funds — Asia Pacific region	12.2	–	12.2	–
Pooled funds — U.S.	11.9	–	11.9	–
Pooled funds — emerging markets	9.3	–	9.3	–
Pooled funds — real estate investment trusts	21.7	–	21.7	–
Total equity securities	198.2	–	198.2	–
Other investments
Pooled funds — other	16.7	–	16.7	–
Insurance contracts	27.3	–	–	27.3
Total other investments	44.0	–	16.7	27.3
Total international plan assets at fair value	$426.0	$4.4	$394.3	$27.3
Other assets(1)	.6
Total international plan assets	$426.6

(1)	Included accrued receivables and pending broker settlements at year end 2010.

The following table presents a reconciliation of Level 3 assets held during the year ended January 1, 2011:

Level 3 assets

(In millions)	Insurance Contracts

Balance at January 2, 2010	$26.9
Net realized and unrealized gain	.8
Net purchases, sales and settlements	(.3)
Impact of changes in foreign currency exchange rates	(.1)
Balance at January 1, 2011	$27.3

Postretirement Health Benefits

The Company provides postretirement health benefits to certain U.S. retired employees up to the age of 65 under a cost-sharing arrangement, and provides supplemental Medicare benefits to certain U.S. retirees over the age of 65. The Company’s policy is to fund the cost of the postretirement benefits on a cash basis. While the Company has not expressed any intent to terminate postretirement health benefits, the Company may do so at any time.

In November 2011, the Company made certain changes to its U.S. postretirement health benefit plan. As a result of these changes, retiree medical premiums for eligible participants who retire after December 31, 2013 will no longer be subsidized by the Company. In addition, beginning January 1, 2012, retiree medical premiums for eligible participants who retired on or after January 1, 2007 will be based on the claims expense of the retiree group, resulting in a higher premium rate for retirees and lower claims expense for the Company.

Plan Assumptions

Discount Rate

The Company, in consultation with its actuaries, annually reviews and determines the discount rates to be used in connection with its postretirement obligations. The assumed discount rate for each pension plan reflects market rates for high quality corporate bonds currently available. In the U.S., the Company’s discount rate is determined by evaluating yield curves consisting of large populations of high quality corporate bonds. The projected pension benefit payment streams are then matched with the bond portfolios to determine a rate that reflects the liability duration unique to the Company’s plans.

Long-term Return on Assets

The Company determines the long-term rate of return assumption for plan assets by reviewing the historical and expected returns of both the equity and fixed income markets, taking into consideration that assets with higher volatility typically generate a greater return over the long run. Additionally, current market conditions, such as interest rates, are evaluated and peer data is reviewed to check for reasonability and appropriateness.

Healthcare Cost Trend Rate

The Company’s practice is to fund the cost of postretirement benefits on a cash basis. For measurement purposes, an 8% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2012. This rate is expected to decrease to approximately 5% by 2018.

A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(In millions)	One-percentage- point increase	One-percentage- point decrease

Effect on total of service and interest cost components	$.02	$(.02)
Effect on postretirement benefit obligation	.5	(.4)

Plan Balance Sheet Reconciliations

The following provides a reconciliation of benefit obligations, plan assets, funded status of the plans and accumulated other comprehensive loss:

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$744.8	$504.7	$693.6	$465.8	$38.7	$37.0
Service cost	.3	11.6	23.8	9.8	1.3	1.5
Interest cost	40.2	26.8	40.1	24.5	1.7	1.9
Participant contribution	–	4.7	–	4.1	1.2	1.2
Amendments(1)	–	–	.8	.1	(34.1)	–
Actuarial loss	88.5	17.0	56.3	50.3	7.0	1.9
Plan transfer(2)	2.0	–	2.0	.3	–	–
Benefits paid	(40.0)	(21.2)	(37.8)	(19.5)	(3.4)	(4.8)
Pension curtailment	–	(2.8)	(34.0)	(.8)	–	–
Pension settlements(3)	–	(.5)	–	(8.2)	–	–
Foreign currency translation	–	(9.2)	–	(21.7)	–	–
Transfer of obligations to held for sale	–	(11.6)	–	–	–	–
Projected benefit obligation at end of year	$835.8	$519.5	$744.8	$504.7	$12.4	$38.7

Accumulated benefit obligation at end of year	$834.2	$487.0	$742.3	$474.9

(1)	Amendments to U.S. postretirement health benefits represented changes to premium subsidy and retiree eligibility.
(2)	Plan transfer for the U.S. represented a transfer from the Company’s savings plan.
(3)	Pension settlements in 2010 represented settlement events in Canada, Belgium, Korea, Taiwan, and France.

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Change in plan assets:
Plan assets at beginning of year	$540.0	$426.6	$467.7	$402.1	$–	$–
Actual return on plan assets	.7	19.7	54.7	44.1	–	–
Plan transfer(1)	2.0	–	2.0	.1	–	–
Employer contribution	48.5	21.8	53.4	24.5	2.2	3.6
Participant contribution	–	4.7	–	4.1	1.2	1.2
Benefits paid	(40.0)	(21.2)	(37.8)	(19.5)	(3.4)	(4.8)
Pension settlements(2)	–	(.5)	–	(8.2)	–	–
Foreign currency translation	–	(8.2)	–	(20.6)	–	–
Transfer of assets to held for sale	–	(1.6)	–	–	–	–
Plan assets at end of year	$551.2	$441.3	$540.0	$426.6	$–	$–

(1)	Plan transfer for the U.S. represented a transfer from the Company’s savings plan.
(2)	Pension settlements in 2010 represented settlement events in Canada, Belgium, Korea, Taiwan, and France.

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Funded status of the plans:
Non-current assets	$–	$35.6	$–	$40.0	$–	$–
Current liabilities	(3.7)	(2.6)	(3.3)	(2.9)	(2.9)	(2.7)
Non-current liabilities	(280.9)	(111.2)	(201.5)	(115.2)	(9.5)	(36.0)
Plan assets less than benefit obligations	$(284.6)	$(78.2)	$(204.8)	$(78.1)	$(12.4)	$(38.7)

	Pension Benefits						U.S. Postretirement Health Benefits

	2011		2010		2009		2011	2010	2009
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Weighted-average assumptions used for determining year end obligations:
Discount rate	4.75%	4.80%	5.50%	5.24%	6.00%	5.72%	3.75%	5.25%	5.50%
Rate of increase in future compensation levels	–	2.79	–	2.95	3.59	2.99	–	–	–

The amount in non-current pension assets represents the net assets of the Company’s overfunded plans, which consist of a few international plans. The amounts in current and non-current pension liabilities represent the net obligation of the Company’s underfunded plans, which consist of all U.S. and several international plans.

For U.S. and international plans combined, the projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $1.11 billion and $713.8 million, respectively, at year end 2011 and $1.02 billion and $693.3 million, respectively, at year end 2010.

For U.S. and international plans combined, the accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $1.09 billion and $703.2 million, respectively, at year end 2011 and $1 billion and $693.3 million, respectively, at year end 2010.

Accumulated Other Comprehensive Loss

The following table sets forth the pretax amounts recognized in “Accumulated other comprehensive loss” in the Consolidated Balance Sheets:

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Net actuarial loss (gain)	$480.2	$(.1)	$355.1	$(.7)	$31.0	$25.8
Prior service cost (credit)	1.8	3.3	2.2	3.8	(48.2)	(16.5)
Net transition obligation	–	118.4	–	104.2	–	–
Net amount recognized in accumulated other comprehensive loss	$482.0	$121.6	$357.3	$107.3	$(17.2)	$9.3

The following table sets forth the pretax amounts recognized in “Other comprehensive income (loss)”:

	Pension Benefits						U.S. Postretirement Health Benefits

	2011		2010		2009		2011	2010	2009
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Net actuarial loss (gain)	$133.6	$18.1	$15.9	$30.1	$25.1	$(52.7)	$7.0	$1.9	$5.3
Prior service cost (credit)	–	–	.8	.2	–	(.3)	(34.1)	–	–
Net amount recognized in other comprehensive income (loss)	$133.6	$18.1	$16.7	$30.3	$25.1	$(53.0)	$(27.1)	$1.9	$5.3

Plan Income Statement Reconciliations

The following table sets forth the components of net periodic benefit cost recorded in income from continuing operations:

	Pension Benefits						U.S. Postretirement Health Benefits

	2011		2010		2009		2011	2010	2009
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Service cost	$.3	$10.5	$19.1	$8.6	$15.5	$10.9	$1.3	$1.2	$.8
Interest cost	40.2	26.3	32.2	23.8	31.7	25.0	1.7	1.6	1.6
Expected return on plan assets	(45.7)	(24.9)	(38.9)	(25.7)	(39.7)	(26.6)	–	–	–
Recognized net actuarial loss	8.5	4.0	16.2	2.3	7.6	2.0	1.9	1.3	1.2
Amortization of prior service cost	.4	.4	.6	.4	.7	.5	(2.5)	(1.6)	(1.6)
Amortization of transition asset	–	(.5)	–	(.5)	–	(.6)	–	–	–
Recognized (gain) loss on curtailment	–	(.2)	2.4	(.9)	–	–	–	–	–
Recognized (gain) loss on settlement (1)	–	(.1)	–	.4	.7	.2	–	–	–
Net periodic benefit cost	$3.7	$15.5	$31.6	$8.4	$16.5	$11.4	$2.4	$2.5	$2.0

(1)	Represented settlement events in Belgium and Korea in 2010.

The following table sets forth the weighted-average assumptions used for determining net periodic cost:

	Pension Benefits							U.S. Postretirement Health Benefits

	2011		2010			2009		2011	2010	2009
	U.S.	Int’l	U.S.		Int’l	U.S.	Int’l

Discount rate	5.50%	5.24%	6.00	%(1)	5.72%	6.60%	5.74%	5.25%	5.50%	6.60%
Expected long-term rate of return on plan assets	8.00	5.48	8.75		6.23	8.75	6.51	–	–	–
Rate of increase in future compensation levels	–	2.95	3.59		2.99	3.59	2.59	–	–	–

(1)	The ADPP and BRP were remeasured on August 1, 2010 at 5.40% to reflect the plan freezes effective December 31, 2010.

Plan Contributions

In 2012, the Company expects to contribute approximately $55 million to its U.S. pension plans. The Company also expects to contribute approximately $20 million to its international pension plans, bringing its total expected contribution to its U.S. and international pension plans to approximately $75 million.

The Company also expects to contribute approximately $3 million to its postretirement benefit plan in 2012.

Future Benefit Payments

Benefit payments, which reflect expected future service, are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int’l

2012	$ 43.3	$ 17.7	$ 3.0
2013	44.8	18.5	2.6
2014	46.1	19.8	2.0
2015	47.5	20.9	1.5
2016	48.8	22.9	1.1
2017 — 2021	272.5	137.6	2.4

Estimated Amortization Amounts in Accumulated Other Comprehensive Loss

The Company’s estimates of fiscal year 2012 amortization of amounts included in accumulated other comprehensive loss are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int’l

Net actuarial loss	$13.7	$3.3	$ 2.4
Prior service cost (credit)	.4	.4	(4.8)
Net transition asset	–	(.5)	–
Net amount to be recognized	$14.1	$3.2	$ (2.4)

Defined Contribution Plans

The Company sponsors various defined contribution plans worldwide, with the largest plan being the Avery Dennison Corporation Savings Plan (“Savings Plan”), a 401(k) plan covering its U.S. employees. Employees hired after December 31, 2008, who were no longer eligible to participate in the Company’s defined benefit pension plans and early retiree medical plan, received an enhanced Company matching contribution in the Savings Plan through December 31, 2010. Effective January 1, 2011, the Company increased and made uniform its matching contribution for all participants in the Savings Plan in connection with the freeze of the ADPP and BRP on December 31, 2010.

The Company recognized expense of $21.6 million, $10.2 million and $7.7 million in 2011, 2010, and 2009, respectively, related to its match of participant contributions to its U.S. defined contribution plan. These contributions were funded using shares of the Company’s common stock held in the ESBT prior to its termination. The ESBT terminated on July 21, 2011 as a result of the utilization of the remaining shares held therein, and thereafter, the Company began funding these contributions using shares of the Company’s common stock held in treasury.

Other Retirement Plans

The Company has deferred compensation plans which permit eligible employees and directors to defer a portion of their compensation. The deferred compensation, together with certain Company contributions, earns specified and variable rates of return. As of year end 2011 and 2010, the Company had accrued $130.9 million and $135.3 million, respectively, for its obligations under these plans. These obligations are funded by corporate-owned life insurance contracts and standby letters of credit. As of year end 2011 and 2010, these obligations were secured by standby letters of credit of $16 million. To assist in the funding of these plans, the Company has purchased corporate-owned life insurance contracts. Proceeds from the insurance policies are payable to the Company upon the death of covered participants. The cash surrender value of these policies, net of outstanding loans, included in “Other assets” in the Consolidated Balance Sheet, was $186.1 million and $181.7 million at year end 2011 and 2010, respectively.

The Company’s deferred compensation (gain) expense was $(4.0) million, $4.4 million, and $5.6 million for 2011, 2010, and 2009, respectively. A portion of the interest on certain Company contributions may be forfeited by participants if their employment is terminated before age 55 other than by reason of death, disability or retirement.